ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES

(in thousands of $)	2014	2013
Voyage expenses	871	354
Ship operating expenses	1,112	489
Administrative expenses	1,162	1,332
Interest expense	1,045	189
	4,190	2,364